Equity Capital and Earnings Per share - Schedule of Dividends Payable on Non-cumulative Preferred Shares (Detail)	Feb. 29, 2024 $ / shares
Class 1, Series 13 Preferred shares [Member]
Disclosure of Dividends [line items]
Dividend declared but not paid	$ 0.396875
Class 1, Series 15 Preferred shares [Member]
Disclosure of Dividends [line items]
Dividend declared but not paid	0.236625
Class 1, Series 17 Preferred shares [Member]
Disclosure of Dividends [line items]
Dividend declared but not paid	0.2375
Class 1, Series 19 Preferred shares [Member]
Disclosure of Dividends [line items]
Dividend declared but not paid	0.229688
Class 1, Series 25 Preferred Shares [Member]
Disclosure of Dividends [line items]
Dividend declared but not paid	0.371375
Class A, Series 2 Preferred shares [Member]
Disclosure of Dividends [line items]
Dividend declared but not paid	0.29063
Class A, Series 3 Preferred shares [Member]
Disclosure of Dividends [line items]
Dividend declared but not paid	0.28125
Class 1, Series 3 Preferred shares [Member]
Disclosure of Dividends [line items]
Dividend declared but not paid	0.14675
Class 1, Series 4 Preferred shares [Member]
Disclosure of Dividends [line items]
Dividend declared but not paid	0.402395
Class 1, Series 9 Preferred shares [Member]
Disclosure of Dividends [line items]
Dividend declared but not paid	0.373625
Class 1, Series 11 Preferred shares [Member]
Disclosure of Dividends [line items]
Dividend declared but not paid	$ 0.384938